STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Jun. 30, 2015
STOCKHOLDERS' DEFICIT [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]	The amount of the promissory note is presented net of the value of the warrants.
Warrants Outstanding	2015	2014
Beginning of Year	-	-
Issued	678,789	-
Exercised	-	-
Forfeited	-	-
	678,789	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The relative fair value of the 240,000 warrants of $25,080 was calculated under the Black-Scholes method using the following assumptions:
Strike price - $0.001
Market Price - $0.1149
Volatility - 100%
5 Year US Treasury Bond Rate - 1.84%